Significant accounting policies (Details 1 - Textuals)	12 Months Ended
Dec. 31, 2022 Item
Significant accounting policies
Minimum period of overdue for considering financial assets to be in default	360 days
Number of classes of common shares	2
Minimum period of past due for considering financial asset is credit-impaired	90 days
Minimum period of past due for considering financial asset for write-off	360 days
Office lease agreements
Significant accounting policies
Additional period of lease term for determine right-of-use assets amounts	5 years
Class A common shares
Significant accounting policies
Number of voting rights per share	1
Class B common shares
Significant accounting policies
Number of voting rights per share	10